Stock-Based Compensation	12 Months Ended
Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-Based Compensation
NOTE 16. Stock-Based Compensation

The Visteon Corporation 2010 Incentive Plan (the “2010 Incentive Plan”) provides for the grant of up to 5.6 million shares of common stock for restricted stock awards (“RSAs”), restricted stock units (“RSUs”), non-qualified stock options ("Stock Options"), stock appreciation rights (“SARs”), performance based share units ("PSUs"), and other stock based awards. The Company's stock-based compensation instruments are accounted for as equity awards or liability awards based on settlement intention as follows.

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For equity settled stock-based compensation instruments, compensation cost is measured based on grant date fair value of the award and is recognized over the applicable service period. For equity settled stock-based compensation instruments, the delivery of Company shares may be on a gross settlement basis or on a net settlement basis, as determined by the recipient. The Company's policy is to deliver such shares using treasury shares or issuing new shares.

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Cash settled stock-based compensation instruments are subject to liability accounting. At the end of each reporting period, the vested portion of the obligation for cash settled stock-based compensation instruments is adjusted to fair value based on the period-ending market prices of the Company's common stock. Related compensation expense is recognized based on changes to the fair value over the applicable service period.

Generally, the Company's stock-based compensation instruments are subject to graded vesting and recognized on an accelerated basis. The settlement intention of the awards is at the discretion of the Organization and Compensation Committee of the Company's Board of Directors. These stock-based compensation awards generally provide for accelerated vesting upon a change-in-control, which is defined in the 2010 Incentive Plan and requires a double-trigger. Accordingly, the Company may be required to accelerate recognition of related expenses in future periods in connection with the closing of the Climate Transaction and subsequent changes in employee responsibilities, if any.

The total recognized and unrecognized stock-based compensation expense, including discontinued operations, was as follows:

	Year Ended December 31			Unrecognized Stock-Based Compensation Expense
	2014	2013	2012	December 31, 2014
	(Dollars in Millions)
Performance based share units	$14	$13	$5	$14
Restricted stock units	6	12	5	2
Restricted stock awards	—	3	17	—
Stock options	—	—	3	—
Stock appreciation rights	1	1	1	—
Total stock-based compensation expense	$21	$29	$31	$16

Restricted Stock Awards and Restricted Stock Units

RSAs and RSUs expected to be settled in shares of the Company's common stock are recorded as equity awards. Grant date fair value is measured as the average of the high and low market price of the Company's common stock as traded on the New York Stock Exchange on the date of grant. The Company granted 117,000 shares of RSAs during the year ended December 31, 2012, at weighted average grant date fair value of $53.48 per share. Unrecognized compensation expense at December 31, 2014 was less than $1 million for non-vested RSAs and will be recognized on a weighted average basis over the remaining vesting period of less than one year. The Company granted 12,000, 17,500 and 225,000 RSUs, expected to be settled in shares, during the year ended December 31, 2014, 2013 and December 31, 2012, respectively, at a weighted average grant date fair value of $84.67, $75.69 and $43.47 per share, respectively. These awards generally vest in one-third increments on the grant date anniversary over a three year vesting period. Unrecognized compensation expense at December 31, 2014 was $2 million for non-vested RSUs and will be recognized over the remaining vesting period of less than one year.

RSUs expected to be settled in cash are accounted for as liability awards. The Company granted 4,000, 1,000 and 71,000 RSUs, expected to be settled in cash, during the year ended December 31, 2014, 2013 and 2012, respectively, at weighted average grant date fair values $84.34, $59.34 and $46.29 per share, respectively. The Company made cash settlement payments of $1 million, $8 million and $5 million during the years ended December 31, 2014, 2013 and 2012, respectively. At December 31, 2014 and 2013, $1 million and $1 million , respectively, were recorded under Accrued employee liabilities relating to RSUs while $6 million and $4 million, respectively, were recorded under Employee benefits relating to RSUs. These awards generally vest in one-third increments on the grant date anniversary over a three year vesting period. Unrecognized compensation expense at December 31, 2014 was less than $1 million for non-vested RSUs and will be recognized on a weighted average basis over the remaining vesting period of approximately 1.1 years. Additionally, as of December 31, 2014, the Company has 7,000 outstanding RSUs awarded at a weighted average grant date fair value of $62.13 under the Non-Employee Director Stock Unit Plan which vest immediately but are not cash settled until the participant terminates service.
A summary of activity for RSAs and RSUs, including grants, vesting and forfeitures is provided below.

	RSAs	RSUs	Weighted Average Grant Date Fair Value
	(In Thousands)
Non-vested at December 31, 2011	656	257	$57.92
Granted	117	296	47.16
Vested	(482)	(123)	58.02
Forfeited	(63)	(27)	55.60
Non-vested at December 31, 2012	228	403	51.20
Granted	—	19	74.55
Vested	(199)	(200)	54.76
Forfeited	(10)	(61)	44.88
Non-vested at December 31, 2013	19	161	48.26
Granted	—	16	84.58
Vested	(10)	(80)	53.68
Forfeited	—	(6)	52.49
Non-vested at December 31, 2014	9	91	$54.64

Stock Options and Stock Appreciation Rights

Stock Options expected to be settled in shares of the Company's common stock are recorded as equity awards with an exercise price equal to the average of the high and low market price at which the Company's common stock was traded on the New York Stock Exchange on the date of grant. The grant date fair value of these awards is measured using the The Black-Scholes option pricing model. The Company granted 32,000 and 155,000 Stock Options during the year ended December 31, 2014 and 2012, respectively. The weighted average grant date fair value of Stock Options granted during the year ended December 31, 2014 and 2012 was $33.98 and $25.16 per share, respectively. Stock Options generally vest in one-third increments on the grant date anniversary over a three year vesting period and have an expiration date 7 or 10 years from the date of grant. The Company received payments of $13 million and $2 million related to the exercise of 160,408 and 36,599 stock options during the year ended December 31, 2014 and 2013, respectively. Unrecognized compensation expense for non-vested Stock Options at December 31, 2014 was less than one million and is expected to be recognized over a weighted average period of less than one year.

SARs expected to be settled in cash and are accounted for as liability awards with an exercise price equal to the average of the high and low market price at which the Company's common stock was traded on the New York Stock Exchange on the date of grant. The Company granted 11,000 SARs with a weighted average fair value of $33.98 in the year ended December 31, 2014 and 32,000 SARs with a weighted average fair value of $20.78 in the year ended December 31, 2012. The fair value of SARs is determined at each period-end using the Black-Scholes option pricing model. At December 31, 2014 and 2013, respectively, $1 million and $0 million were recorded under Accrued employee liabilities and $1 million and $3 million were recorded under Employee benefits. SARs generally vest in one-third increments on the grant date anniversary over a three year vesting period and have an expiration date 7 or 10 years from the date of grant. Unrecognized compensation expense at December 31, 2014 was less than one million for non-vested SARs and will be recognized on a weighted average basis over the remaining vesting period of 1.4 year.

The Black-Scholes option pricing model requires management to make various assumptions including the expected term, expected volatility, risk free interest rate, and dividend yield. The expected term represents the period of time that granted awards are expected to be outstanding and is estimated based on considerations including the vesting period, contractual term and anticipated employee exercise patterns. Expected volatility is calculated based on a rolling average of the daily stock closing prices of a peer group of companies with a period equal to the expected life of the award. The peer group of companies was used due to the relatively short history of the Company's common stock since its emergence from the bankruptcy. The peer group was established using the criteria of similar industry (utilizing product mix), size (measured by market capitalization), leverage (measured using debt to equity ratio) and length of history. The risk-free rate is based on the U.S. Treasury yield curve in relation to the contractual life of the stock-based compensation instrument. The dividend yield is based on historical patterns and future expectations for Company dividends.

Weighted average assumptions used to estimate the fair value of awards granted during the years ended December 31, 2014, 2013 and 2012 are as follows:

	Stock Options			SARs
	2014	2013	2012	2014	2013	2012
Expected term (in years)	5	N/A	6	5	4.45	5.07
Expected volatility	43.61%	N/A	48.96%	43.61%	42.14%	51.69%
Risk-free interest rate	1.72%	N/A	1.12%	1.72%	1.51%	0.74%
Expected dividend yield	—%	N/A	—%	—%	—%	—%

A summary of activity for Stock Options and SARs, including award grants, vesting and forfeitures is provided below.

	Stock Options	Weighted Average Exercise Price	SARs	Weighted Average Exercise Price
	(In Thousands)		(In Thousands)
Outstanding at December 31, 2011	390	$72.26	84	$74.08
Granted	155	53.57	32	53.57
Exercised	—	—	—	—
Forfeited or expired	(183)	66.64	(18)	68.06
Outstanding at December 31, 2012	362	67.13	98	68.36
Granted	—	—	—	—
Exercised	(36)	55.88	(3)	61.42
Forfeited or expired	(120)	67.81	(19)	66.80
Outstanding at December 31, 2013	206	68.74	76	69.06
Granted	32	84.67	11	84.67
Exercised	(160)	70.88	(40)	71.15
Forfeited or expired	(4)	66.75	(1)	76.28
Outstanding at December 31, 2014	74	$71.22	46	$70.46

Exercisable at December 31, 2014	24	$65.82	33	$70.09

	Stock Options and SARs Outstanding
Exercise Price	Number Outstanding	Weighted Average Remaining Life	Weighted Average Exercise Price
	(In Thousands)	(In Years)
$45.01 - $55.00	36	7.17	$53.57
$55.01 - $65.00	5	6.25	$62.28
$65.01 - $75.00	39	6.17	$74.08
$75.01 - $90.00	40	6.25	$84.67
	120

Performance Based Share Units

PSUs that are expected to be settled in shares of the Company's common stock are recorded as equity awards. PSUs that are expected to be settled in cash are accounted for as liability awards. During the first quarter of 2012, the Company granted 188,000 PSUs. The number of such PSUs that will vest is based on the Company's achievement of targeted performance levels related to a pre-established relative total shareholder return ("RTSR") goal compared to its peer group of automotive companies over a three-year period, which may range from 0% to 150% of the target award amount. Based on actual RTSR performance level for the three-year performance period which ended on December 31, 2014, the company's Compensation Committee determined a final weighted average pay out rate of 56% and payment is expected in the first quarter of 2015. During the fourth quarter of 2012, the Company granted an additional 1,123,000 PSUs. The number of such PSU's that will vest is based on the Company's achievement of a pre-established total shareholder return ("TSR") metric over a three year period, which may range from 0% to 100% of the target award. PSUs will vest on December 31, 2015 and the final award will be determined by the Compensation Committee. During the first quarter of 2014, the Company granted an additional 30,000 PSUs. The number of such PSU's that will vest is based on the Company's achievement of a pre-established RTSR goal compared to its peer group over a three year period ending December 31, 2016, which may range from 0% to 150% of the target award. PSUs will vest on January 31, 2017 and the final award will be determined by the Compensation Committee. A portion of each grant is expected to be settled in stock and cash.

For PSUs expected to be settled in shares of the Company's common stock, the grant date fair value was determined using the Monte Carlo valuation model. Unrecognized compensation expense at December 31, 2014 was $9 million for the non-vested portion of these awards and will be recognized over the remaining vesting period of approximately 0.9 years. For PSUs expected to be settled in cash, the period ending fair value of the obligation for these awards was determined using the Monte Carlo valuation model. At December 31, 2014 and 2013, respectively, $2 million and $0 million were recorded under Accrued employee liabilities relating to PSUs while $9 million and $5 million were recorded under Employee benefits relating to PSUs. Unrecognized compensation expense at December 31, 2014 was $5 million for the non-vested portion of these awards and will be recognized over the remaining vesting period of approximately 1.1 years.

The Monte Carlo valuation model requires management to make various assumptions including the expected volatility, risk free interest rate and dividend yield. Expected volatility was calculated based on a rolling average of the daily stock closing prices of a peer group of companies with a period equal to the expected life of the award. The peer group of companies was used due to the relatively short history of the Company's common stock since its emergency from the bankruptcy. The peer group was established using the criteria of similar industry (utilizing product mix), size (measured by market capitalization), leverage (measured using debt to equity ratio) and length of history. The risk-free rate was based on the U.S. Treasury yield curve in relation to the contractual life of the stock-based compensation instrument. The dividend yield was based on historical patterns and future expectations for Company dividends.

Weighted average assumptions used to estimate the fair value of PSUs granted during the years ended as of December 31, 2014 and 2012 are as follows:

	Year Ended December 31
	2014	2012
Expected volatility	39.6%	33.0%
Risk-free rate	0.79%	0.13%
Expected dividend yield	—%	—%

A summary of activity for PSUs, including award grants, vesting and forfeitures is provided below.

	PSUs	Weighted Average Grant Date Fair Value

	(In Thousands)
Granted	1,311	$33.85
Forfeited	(57)	45.57
Non-vested at December 31, 2012	1,254	33.32
Granted	—	—
Forfeited	(265)	32.33
Non-vested at December 31, 2013	989	33.59
Granted	30	90.45
Forfeited	(25)	35.92
Non-vested at December 31, 2014	994	$35.25